Transactions with Affiliates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Transactions with Affiliates
Summary of base management and performance incentive fees earned

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Base management fee	$4,575	$2,488	$8,940	$4,292
Performance incentive fee	3,880	—	6,007	—

	$8,455	$2,488	$14,947	$4,292

Summary of mortgage loan servicing fees earned

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Loan servicing fees:
Base	$6,150	$3,110	$11,866	$6,138
Activity-based	2,637	1,328	4,647	2,425

	$8,787	$4,438	$16,513	$8,563

Summary of lending activity between the Company and affiliate

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Sourcing fees paid	$1,349	$461	$2,359	$701
Fulfillment fee revenue	$22,054	$7,715	$50,298	$13,839
Unpaid principal balance of loans fulfilled for PMT	$4,323,885	$1,537,636	$9,110,711	$2,336,843
Fair value of loans purchased from PMT	$4,733,767	$1,620,123	$8,282,163	$2,458,243

Summary of foregoing reimbursement of expenses

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Reimbursement of expenses incurred on PMT's behalf	$585	$2,055	$1,834	$3,261
Reimbursement of common overhead incurred by PCM and its affiliates	3,201	882	5,807	1,268

	$3,786	$2,937	$7,641	$4,529

Payments and settlements during the period(1)	$32,616	$11,014	$65,290	$16,859

(1)
Payments and settlements include payments for management fees and correspondent lending activities itemized in the preceding table and netting settlements made pursuant to master netting agreements between the Company and PMT.

PMT
Transactions with Affiliates
Summary of lending activity between the Company and affiliate

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Fullfilment fees received	$62,906	$1,744	$—
Sourcing fees paid	$2,505	$166	$103

Summary of amounts due from affiliate

	June 30, 2013	December 31, 2012
	(in thousands)
Management fees	$8,455	$4,473
Servicing fees	4,319	3,670
Underwriting fees	2,519	2,941
Allocated expenses	1,432	1,132
Loan purchases	—	4,475

	$16,725	$16,691

	December 31,
	2012	2011
	(in thousands)
Servicing fees and allocated expenses	$4,802	$6,173
Management fees	4,473	2,486
Loan purchases	4,475	—
Contingent underwriting fees	2,941	2,941

	$16,691	$11,600

Investment Funds
Transactions with Affiliates
Summary of amounts due from affiliate

	June 30, 2013	December 31, 2012
	(in thousands)
Receivable from Investment Funds:
Loan servicing fees	$672	$1,052
Loan servicing rebate	239	(239)
Management fees	1,961	2,164
Expense reimbursements	115	695

	$2,987	$3,672

Carried Interest due from Investment Funds:
PNMAC Mortgage Opportunity Fund, LLC	$34,447	$29,785
PNMAC Mortgage Opportunity Fund Investors, LLC	20,875	17,938

	$55,322	$47,723

	December 31,
	2012	2011
	(in thousands)
Receivable from Investment Funds:
Loan servicing fees	$1,052	$2,601
Loan servicing rebate	(239)	3,139
Management fees	2,164	2,486
Expense reimbursements	695	38

	$3,672	$8,264

Carried interest due from Investment Funds:
PNMAC Mortgage Opportunity Fund, LLC	$29,785	$24,473
PNMAC Mortgage Opportunity Fund Investors, LLC	17,938	12,777

	$47,723	$37,250